Cash and Cash Equivalents and Short-term investments	12 Months Ended
Apr. 30, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Short-term investments [Text Block]

5. Cash and Cash Equivalents and Short-term investments

Cash and cash equivalents include $12,608,704 (2022 - $30,482,269) in the operating bank accounts and $6,789,000 (US$5,000,000) (2022 - $10,000,0000) of short-term guaranteed investment certificate ("GICs") that is cashable within one to two months. The GIC earns interest at 5.30% (2022 - 0.92%).

Short-term investments include $40,115,000 (2022 - $nil) of GICs with maturities of more than 90 days ranging from six months to eight months earning interest from 5.18% to 5.24% (2022 - nil).

At April 30, 2023, the Company had 6,877,311 in Mexican pesos (2022 - 2,585,629 pesos) and $7,797,176 in US dollars (2022 - $21,099 US dollars).